Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000096664
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 16,356	$ 16,196	$ 16,002	$ 15,954	$ 15,655	$ 15,394	$ 15,382	$ 15,580	$ 15,463	$ 15,279	$ 15,374	$ 15,192	$ 15,285	$ 15,073	$ 14,862	$ 14,619	$ 14,510	$ 14,336	$ 14,462	$ 14,291	$ 14,285	$ 14,278	$ 13,817	$ 13,230	$ 13,451	$ 13,607	$ 13,570	$ 13,408	$ 13,216	$ 13,370	$ 13,273	$ 13,054	$ 13,272	$ 12,811	$ 12,928	$ 12,658	$ 12,268	$ 12,728	$ 13,065	$ 12,321	$ 13,193	$ 13,107	$ 13,557	$ 13,651	$ 13,744	$ 14,101	$ 13,844	$ 13,966	$ 14,001	$ 14,006	$ 13,954	$ 13,931	$ 13,794	$ 13,742	$ 13,606	$ 13,583	$ 13,561	$ 13,568	$ 13,378	$ 12,968	$ 12,864	$ 13,035	$ 12,958	$ 12,279	$ 12,313	$ 11,748	$ 11,294	$ 12,559	$ 12,777	$ 12,807	$ 12,624	$ 12,573	$ 12,523	$ 12,474	$ 12,398	$ 12,323	$ 11,988	$ 12,146	$ 11,994	$ 11,889	$ 11,682	$ 11,171	$ 11,422	$ 11,495	$ 11,693	$ 11,640	$ 11,539	$ 11,412	$ 11,385	$ 11,384	$ 11,309	$ 11,405	$ 11,525	$ 11,453	$ 11,453	$ 11,429	$ 11,405	$ 11,330	$ 11,302	$ 11,158	$ 11,154	$ 11,083	$ 10,965	$ 10,986	$ 10,847	$ 10,686	$ 10,534	$ 10,556	$ 10,578	$ 10,510	$ 10,287	$ 10,047	$ 9,984	$ 9,944	$ 9,640	$ 9,382	$ 9,364	$ 9,475	$ 9,674	$ 9,829	$ 9,550
C000096666
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 15,806	15,690	15,508	15,470	15,191	14,948	14,946	15,147	15,044	14,875	14,943	14,810	14,910	14,713	14,517	14,289	14,192	14,031	14,131	14,005	14,007	14,010	13,567	13,000	13,225	13,387	13,360	13,209	12,997	13,158	13,102	12,895	13,087	12,672	12,796	12,538	12,160	12,594	12,936	12,237	13,110	13,034	13,489	13,561	13,662	14,027	13,780	13,940	13,983	13,998	13,956	13,942	13,785	13,771	13,644	13,630	13,616	13,632	13,451	13,019	12,951	13,104	13,035	12,389	12,403	11,869	11,419	12,675	12,904	12,969	12,765	12,723	12,708	12,666	12,572	12,504	12,173	12,341	12,194	12,095	11,917	11,379	11,642	11,749	11,959	11,888	11,792	11,696	11,676	11,682	11,588	11,694	11,824	11,783	11,765	11,773	11,756	11,661	11,665	11,523	11,527	11,437	11,323	11,375	11,214	11,079	10,905	10,959	10,966	10,902	10,677	10,435	10,400	10,365	10,033	9,793	9,757	9,880	10,094	10,285	10,000
C000148125
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 17,580	17,441	17,191	17,134	16,809	16,524	16,506	16,715	16,585	16,384	16,480	16,282	16,378	16,146	15,916	15,651	15,531	15,341	15,472	15,285	15,275	15,264	14,767	14,136	14,369	14,533	14,490	14,313	14,104	14,265	14,159	13,922	14,150	13,656	13,778	13,487	13,067	13,554	13,909	13,113	14,038	13,943	14,419	14,514	14,610	14,986	14,709	14,835	14,868	14,870	14,811	14,783	14,634	14,606	14,458	14,401	14,375	14,378	14,204	13,736	13,652	13,801	13,716	13,024	13,027	12,427	11,944	13,278	13,506	13,563	13,337	13,281	13,253	13,170	13,087	13,004	12,648	12,812	12,649	12,535	12,341	11,800	12,035	12,136	12,342	12,284	12,173	12,038	12,006	12,002	11,921	11,993	12,118	12,064	12,036	12,033	12,006	11,900	11,893	11,739	11,732	11,632	11,507	11,552	11,380	11,235	11,073	11,095	11,093	11,020	10,784	10,531	10,488	10,421	10,102	9,853	9,810	9,926	10,133	10,293	10,000
C000113857
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 17,409	17,274	17,065	17,011	16,690	16,409	16,393	16,564	16,474	16,277	16,337	16,178	16,274	16,045	15,818	15,556	15,439	15,250	15,346	15,196	15,187	15,177	14,685	14,059	14,291	14,454	14,412	14,237	13,997	14,158	14,086	13,852	14,047	13,590	13,711	13,423	13,008	13,460	13,815	13,057	13,945	13,884	14,357	14,423	14,519	14,894	14,621	14,778	14,811	14,815	14,757	14,729	14,552	14,525	14,379	14,352	14,327	14,331	14,129	13,665	13,582	13,760	13,648	12,960	12,965	12,397	11,917	13,217	13,445	13,503	13,279	13,252	13,198	13,144	13,034	12,980	12,626	12,763	12,602	12,490	12,298	11,760	11,995	12,097	12,303	12,220	12,112	12,004	11,974	11,971	11,865	11,964	12,089	12,012	12,010	12,008	11,981	11,876	11,845	11,716	11,711	11,610	11,485	11,505	11,358	11,212	11,027	11,073	11,071	10,999	10,763	10,510	10,467	10,423	10,081	9,833	9,789	9,905	10,111	10,271	10,000
C000096667
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,752,207	1,734,743	1,713,713	1,708,274	1,676,078	1,647,906	1,646,357	1,663,467	1,654,392	1,634,452	1,640,503	1,624,495	1,634,125	1,611,172	1,588,339	1,562,035	1,550,176	1,531,275	1,544,422	1,525,841	1,524,896	1,523,886	1,474,452	1,411,663	1,434,916	1,451,270	1,447,064	1,429,515	1,405,396	1,421,497	1,414,226	1,390,690	1,410,235	1,364,300	1,376,429	1,347,506	1,305,808	1,351,167	1,386,766	1,310,695	1,402,956	1,393,649	1,441,112	1,447,626	1,457,271	1,497,949	1,467,318	1,483,059	1,486,430	1,486,759	1,480,945	1,478,189	1,460,363	1,457,605	1,442,895	1,440,128	1,437,560	1,437,897	1,417,586	1,370,945	1,362,593	1,380,405	1,369,115	1,300,050	1,300,490	1,243,436	1,195,286	1,325,692	1,351,367	1,354,234	1,331,762	1,328,974	1,323,441	1,317,943	1,309,637	1,301,377	1,265,862	1,279,524	1,263,274	1,251,956	1,232,649	1,178,637	1,202,172	1,212,244	1,232,816	1,224,440	1,213,479	1,202,558	1,199,481	1,199,069	1,190,987	1,198,228	1,210,664	1,205,355	1,202,551	1,202,300	1,199,543	1,188,957	1,188,292	1,172,876	1,172,216	1,162,071	1,149,548	1,153,923	1,136,708	1,122,079	1,105,864	1,107,973	1,107,767	1,100,448	1,076,833	1,051,482	1,047,100	1,042,654	1,008,377	983,435	979,048	990,557	1,011,112	1,027,059	1,000,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	1,199,775	1,186,828	1,172,801	1,175,903	1,158,096	1,166,448	1,161,882	1,161,445	1,136,441	1,130,444	1,149,252	1,137,228	1,166,147	1,150,739	1,134,437	1,108,545	1,098,149	1,079,842	1,107,824	1,097,688	1,113,419	1,116,485	1,075,323	1,028,735	1,045,230	1,072,484	1,079,378	1,080,131	1,083,997	1,095,930	1,089,328	1,062,342	1,090,538	1,057,990	1,062,784	1,025,086	1,038,537	1,085,435	1,116,998	1,090,356	1,107,734	1,100,637	1,144,052	1,176,744	1,190,020	1,216,222	1,219,342	1,215,745	1,216,080	1,226,701	1,229,041	1,215,451	1,206,971	1,203,040	1,193,611	1,208,704	1,226,414	1,235,271	1,233,571	1,221,585	1,227,064	1,227,737	1,237,728	1,219,512	1,211,878	1,206,262	1,185,194	1,192,210	1,171,131	1,149,019	1,149,820	1,150,406	1,146,951	1,153,092	1,123,968	1,121,501	1,107,592	1,088,273	1,087,994	1,067,496	1,068,115	1,056,891	1,037,825	1,031,666	1,039,884	1,046,624	1,039,933	1,039,686	1,040,966	1,033,589	1,041,334	1,034,698	1,044,600	1,056,771	1,051,943	1,053,295	1,052,685	1,057,723	1,048,320	1,043,828	1,044,880	1,036,899	1,028,958	1,029,498	1,022,625	1,020,622	1,019,185	1,043,877	1,051,923	1,052,540	1,053,745	1,047,125	1,028,643	1,028,379	1,024,447	1,015,133	1,007,983	994,300	997,524	1,000,166	1,000,000
DWS Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Account Value	18,018	17,881	17,666	17,596	17,275	16,989	16,989	17,173	17,062	16,830	16,902	16,711	16,804	16,533	16,274	15,961	15,809	15,631	15,789	15,603	15,557	15,554	15,001	14,346	14,527	14,700	14,656	14,450	14,219	14,355	14,217	14,061	14,243	13,707	13,810	13,558	13,183	13,729	14,073	13,276	14,244	14,208	14,739	14,887	15,017	15,438	15,152	15,311	15,339	15,336	15,251	15,196	14,992	14,949	14,787	14,761	14,710	14,654	14,379	13,825	13,763	13,907	13,770	13,146	13,022	12,457	12,001	13,601	13,816	13,815	13,532	13,495	13,464	13,421	13,369	13,301	12,983	13,150	12,968	12,843	12,629	12,075	12,346	12,459	12,666	12,593	12,502	12,364	12,322	12,323	12,242	12,318	12,434	12,355	12,319	12,352	12,304	12,194	12,198	12,058	12,046	11,939	11,806	11,831	11,649	11,495	11,273	11,318	11,282	11,210	10,966	10,696	10,581	10,505	10,101	9,674	9,629	9,784	10,043	10,272	10,000
DWS Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Account Value	18,018	17,881	17,666	17,596	17,275	16,989	16,989	17,173	17,062	16,830	16,902	16,711	16,804	16,533	16,274	15,961	15,809	15,631	15,789	15,603	15,557	15,554	15,001	14,346	14,527	14,700	14,656	14,450	14,219	14,355	14,217	14,061	14,243	13,707	13,810	13,558	13,183	13,729	14,073	13,276	14,244	14,208	14,739	14,887	15,017	15,438	15,152	15,311	15,339	15,336	15,251	15,196	14,992	14,949	14,787	14,761	14,710	14,654	14,379	13,825	13,763	13,907	13,770	13,146	13,022	12,457	12,001	13,601	13,816	13,815	13,532	13,495	13,464	13,421	13,369	13,301	12,983	13,150	12,968	12,843	12,629	12,075	12,346	12,459	12,666	12,593	12,502	12,364	12,322	12,323	12,242	12,318	12,434	12,355	12,319	12,352	12,304	12,194	12,198	12,058	12,046	11,939	11,806	11,831	11,649	11,495	11,273	11,318	11,282	11,210	10,966	10,696	10,581	10,505	10,101	9,674	9,629	9,784	10,043	10,272	10,000
DWS Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Account Value	18,018	17,881	17,666	17,596	17,275	16,989	16,989	17,173	17,062	16,830	16,902	16,711	16,804	16,533	16,274	15,961	15,809	15,631	15,789	15,603	15,557	15,554	15,001	14,346	14,527	14,700	14,656	14,450	14,219	14,355	14,217	14,061	14,243	13,707	13,810	13,558	13,183	13,729	14,073	13,276	14,244	14,208	14,739	14,887	15,017	15,438	15,152	15,311	15,339	15,336	15,251	15,196	14,992	14,949	14,787	14,761	14,710	14,654	14,379	13,825	13,763	13,907	13,770	13,146	13,022	12,457	12,001	13,601	13,816	13,815	13,532	13,495	13,464	13,421	13,369	13,301	12,983	13,150	12,968	12,843	12,629	12,075	12,346	12,459	12,666	12,593	12,502	12,364	12,322	12,323	12,242	12,318	12,434	12,355	12,319	12,352	12,304	12,194	12,198	12,058	12,046	11,939	11,806	11,831	11,649	11,495	11,273	11,318	11,282	11,210	10,966	10,696	10,581	10,505	10,101	9,674	9,629	9,784	10,043	10,272	10,000
DWS Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Account Value	18,018	17,881	17,666	17,596	17,275	16,989	16,989	17,173	17,062	16,830	16,902	16,711	16,804	16,533	16,274	15,961	15,809	15,631	15,789	15,603	15,557	15,554	15,001	14,346	14,527	14,700	14,656	14,450	14,219	14,355	14,217	14,061	14,243	13,707	13,810	13,558	13,183	13,729	14,073	13,276	14,244	14,208	14,739	14,887	15,017	15,438	15,152	15,311	15,339	15,336	15,251	15,196	14,992	14,949	14,787	14,761	14,710	14,654	14,379	13,825	13,763	13,907	13,770	13,146	13,022	12,457	12,001	13,601	13,816	13,815	13,532	13,495	13,464	13,421	13,369	13,301	12,983	13,150	12,968	12,843	12,629	12,075	12,346	12,459	12,666	12,593	12,502	12,364	12,322	12,323	12,242	12,318	12,434	12,355	12,319	12,352	12,304	12,194	12,198	12,058	12,046	11,939	11,806	11,831	11,649	11,495	11,273	11,318	11,282	11,210	10,966	10,696	10,581	10,505	10,101	9,674	9,629	9,784	10,043	10,272	10,000
DWS Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Account Value	$ 1,801,784	$ 1,788,132	$ 1,766,617	$ 1,759,562	$ 1,727,504	$ 1,698,930	$ 1,698,892	$ 1,717,325	$ 1,706,235	$ 1,682,995	$ 1,690,240	$ 1,671,103	$ 1,680,350	$ 1,653,333	$ 1,627,446	$ 1,596,124	$ 1,580,865	$ 1,563,127	$ 1,578,915	$ 1,560,328	$ 1,555,722	$ 1,555,423	$ 1,500,066	$ 1,434,577	$ 1,452,717	$ 1,469,990	$ 1,465,630	$ 1,444,979	$ 1,421,852	$ 1,435,525	$ 1,421,672	$ 1,406,050	$ 1,424,320	$ 1,370,743	$ 1,381,047	$ 1,355,831	$ 1,318,326	$ 1,372,939	$ 1,407,335	$ 1,327,577	$ 1,424,395	$ 1,420,786	$ 1,473,875	$ 1,488,714	$ 1,501,710	$ 1,543,806	$ 1,515,208	$ 1,531,103	$ 1,533,907	$ 1,533,585	$ 1,525,053	$ 1,519,637	$ 1,499,226	$ 1,494,910	$ 1,478,732	$ 1,476,114	$ 1,471,044	$ 1,465,391	$ 1,437,931	$ 1,382,514	$ 1,376,305	$ 1,390,720	$ 1,376,956	$ 1,314,573	$ 1,302,202	$ 1,245,693	$ 1,200,067	$ 1,360,136	$ 1,381,550	$ 1,381,491	$ 1,353,206	$ 1,349,520	$ 1,346,393	$ 1,342,136	$ 1,336,921	$ 1,330,108	$ 1,298,273	$ 1,314,989	$ 1,296,844	$ 1,284,260	$ 1,262,935	$ 1,207,482	$ 1,234,555	$ 1,245,864	$ 1,266,615	$ 1,259,297	$ 1,250,242	$ 1,236,428	$ 1,232,171	$ 1,232,346	$ 1,224,202	$ 1,231,807	$ 1,243,400	$ 1,235,478	$ 1,231,887	$ 1,235,182	$ 1,230,381	$ 1,219,439	$ 1,219,767	$ 1,205,828	$ 1,204,550	$ 1,193,930	$ 1,180,568	$ 1,183,053	$ 1,164,893	$ 1,149,467	$ 1,127,302	$ 1,131,766	$ 1,128,240	$ 1,120,990	$ 1,096,565	$ 1,069,552	$ 1,058,080	$ 1,050,501	$ 1,010,138	$ 967,376	$ 962,897	$ 978,374	$ 1,004,269	$ 1,027,179	$ 1,000,000